Information about Impaired Loans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 128	[1]	$ 140	[1]	$ 345
Unpaid principal balance	153	[1]	165	[1]
Related allowance	32	[1],[2]	26	[1]	51	[2]
Average recorded investment	121		174		216
Interest income recognized	2		2		2
Impaired Financing Receivables with Related Allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	119		118		303
Unpaid principal balance	138		138
Related allowance	32	[2]	26
Average recorded investment	105		154
Interest income recognized	2		2
Impaired Financing Receivables with Related Allowance | Commercial
Financing Receivable, Impaired [Line Items]
Recorded Investment	26		30		30
Unpaid principal balance	31		30
Related allowance	9	[2]	10
Average recorded investment	27		30
Interest income recognized	1		1
Impaired Financing Receivables with Related Allowance | Commercial Real Estate
Financing Receivable, Impaired [Line Items]
Recorded Investment	35		25		49
Unpaid principal balance	41		39
Related allowance	7	[2]	9
Average recorded investment	22		34
Impaired Financing Receivables with Related Allowance | Financial Institutions
Financing Receivable, Impaired [Line Items]
Recorded Investment	21		4		171
Unpaid principal balance	21		10
Related allowance	7	[2]
Average recorded investment	9		35
Impaired Financing Receivables with Related Allowance | Wealth Management Loans and Mortgages
Financing Receivable, Impaired [Line Items]
Recorded Investment	27		52		53
Unpaid principal balance	27		52
Related allowance	5	[2]	5
Average recorded investment	37		53
Interest income recognized	1		1
Impaired Financing Receivables with Related Allowance | Foreign
Financing Receivable, Impaired [Line Items]
Recorded Investment	10		7
Unpaid principal balance	18		7
Related allowance	4	[2]	2
Average recorded investment	10		2
Impaired Financing Receivables with No Related Allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	9	[3]	22	[3]	42	[3]
Unpaid principal balance	15	[3]	27	[3]
Average recorded investment	16	[3]	20	[3]
Impaired Financing Receivables with No Related Allowance | Commercial
Financing Receivable, Impaired [Line Items]
Recorded Investment			2		33
Unpaid principal balance			6
Average recorded investment	1		6
Impaired Financing Receivables with No Related Allowance | Commercial Real Estate
Financing Receivable, Impaired [Line Items]
Recorded Investment	3		19		9
Unpaid principal balance	3		19
Average recorded investment	13		11
Impaired Financing Receivables with No Related Allowance | Financial Institutions
Financing Receivable, Impaired [Line Items]
Recorded Investment	3
Unpaid principal balance	9
Impaired Financing Receivables with No Related Allowance | Wealth Management Loans and Mortgages
Financing Receivable, Impaired [Line Items]
Recorded Investment	3		1
Unpaid principal balance	3		2
Average recorded investment	$ 2		$ 3

[1]	Excludes an aggregate of $2 million of impaired loans in amounts individually less than $1 million at Dec. 31, 2011 and $3 million at Dec. 31, 2010. The allowance for loan loss associated with these loans totaled less than $1 million at both Dec. 31, 2011 and Dec. 31, 2010.
[2]	The allowance for impaired loans is included in the allowance for loan losses.
[3]	When the discounted cash flows, collateral value or market price equals or exceeds the carrying value of the loan, then the loan does not require an allowance under the accounting standard related to impaired loans.